Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000205617 | | Mount Vernon Liquid Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000205617 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205617 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205617 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205617 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205617 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | 00090Q103 | ADT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | 254067101 | Dillard's, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205617 | G50871105 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205617 | Cash & Equivalent
Holdings [Line Items]
Percent of Total Investments	14.90%
C000205617 | Communications00164V103
Holdings [Line Items]
Percent of Total Investments	84.20%
C000205617 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205617 | Materials761CVR042
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205617 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000205617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000205617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000205617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000205617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000205616 | | Mount Vernon Liquid Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000205616 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205616 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205616 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205616 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205616 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | 00090Q103 | ADT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | 254067101 | Dillard's, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205616 | G50871105 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205616 | Cash & Equivalent
Holdings [Line Items]
Percent of Total Investments	14.90%
C000205616 | Communications00164V103
Holdings [Line Items]
Percent of Total Investments	84.20%
C000205616 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205616 | Materials761CVR042
Holdings [Line Items]
Percent of Total Investments	0.00%
C000205616 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205616 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000205616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000205616 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000205616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000205616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000107966 | | Mount Vernon Liquid Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000107966 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000107966 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000107966 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000107966 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107966 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000107966 | 464286764 | iShares MSCI Spain ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107966 | 35473P819 | Franklin FTSE China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107966 | 35473P785 | Franklin FTSE Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000107966 | 46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107966 | Cash & Equivalent
Holdings [Line Items]
Percent of Total Investments	17.80%
C000107966 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.30%
C000107966 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000107966 | Equities35473P728
Holdings [Line Items]
Percent of Total Investments	77.90%
C000107966 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000108013 | | Mount Vernon Liquid Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000108013 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000108013 | 35473P744 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108013 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000108013 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000108013 | 35473P678 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000108013 | 464286764 | iShares MSCI Spain ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000108013 | 35473P819 | Franklin FTSE China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000108013 | 35473P785 | Franklin FTSE Germany ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108013 | 46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108013 | Cash & Equivalent
Holdings [Line Items]
Percent of Total Investments	17.80%
C000108013 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.30%
C000108013 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000108013 | Equities35473P728
Holdings [Line Items]
Percent of Total Investments	77.90%
C000108013 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000107964 | | Mount Vernon Liquid Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000107964 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000107964 | 81369Y852 | State Street Communication Services Select Sector
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000107964 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000107964 | 81369Y704 | State Street Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000107964 | 81369Y209 | State Street Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000107964 | 81369Y407 | State Street Consumer Discretionary Select Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000107964 | 81369Y308 | State Street Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000107964 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107964 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107964 | Cash & Equivalent
Holdings [Line Items]
Percent of Total Investments	24.60%
C000107964 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000107964 | Equity
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000107964 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	75.40%
C000107965 | | Mount Vernon Liquid Asset Portfolio
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000107965 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000107965 | 81369Y852 | State Street Communication Services Select Sector
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000107965 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000107965 | 81369Y704 | State Street Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000107965 | 81369Y209 | State Street Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000107965 | 81369Y407 | State Street Consumer Discretionary Select Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000107965 | 81369Y308 | State Street Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000107965 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107965 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107965 | Cash & Equivalent
Holdings [Line Items]
Percent of Total Investments	24.60%
C000107965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000107965 | Equity
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000107965 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	75.40%